Noncontrolling Interest (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			6 Months Ended	1 Months Ended	5 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 10, 2013	Jan. 31, 2014	May 31, 2014
Business Acquisition [Line Items]
Acquisition of noncontrolling interests of joint venture	$ 10,889
Net income attributable to the noncontrolling interest	(5,861)	3,772	77
Navios Logistics
Business Acquisition [Line Items]
Remaining non controlling interest percentage acquired				49.00%
Cash consideration				750
Ownership percentage of Navios Holdings	63.80%
Diesis Shipmanagement Ltd. ownership percentage in Navios Asia
Business Acquisition [Line Items]
Ownership percentage of Navios Holdings		51.00%
Navios Asia
Business Acquisition [Line Items]
Acquisition of noncontrolling interests of joint venture						10,889
Percentage of ownership						49.00%
Net income attributable to the noncontrolling interest	182	145
Noncontrolling shareholders' contribution		$ 3,905			$ 3,484